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ARM Financial Group, Inc. Letterhead


April 20, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:  Select Ten Plus Fund, LLC ("Registrant")
     Rule 497(j) Prospectus and Statement of Additional Information Filing Registration No. 333-69843

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c), would not have differed from the form of Prospectus and Statement of Additional Information contained in the Registrant's pre-effective amendment number 1 to its Registration Statement on Form N-1A, which was filed electronically on April 6, 1999.


Sincerely,


/s/ Nancy E. Anderson
Assistant General Counsel